SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$2,374	$58,359	$—	$60,733
Interest and other income from affiliates	11,007	44,867	87,270	(45,117)	98,027
Servicing fee income	—	20,513	29	(20,410)	132
Rental income on operating leases	—	18,803	14,324	—	33,127
Other income	—	11,444	2,202	—	13,646

Total revenues	11,007	98,001	162,184	(65,527)	205,665

EXPENSES
Interest expense:
Interest expense to third parties	18,570	699	34,894	—	54,163
Interest expense to affiliates	—	42,159	8,270	(45,117)	5,312

Total interest expense	18,570	42,858	43,164	(45,117)	59,475

Administrative and operating expenses:
Fees charged by affiliates	—	12,187	23,253	(20,410)	15,030
Provision for credit losses	—	3,182	317	—	3,499
Depreciation of equipment on operating leases	—	15,058	12,113	—	27,171
Other expenses (income)	—	8,010	(1,123)	—	6,887

Total operating expenses	—	38,437	34,560	(20,410)	52,587

Total expenses	18,570	81,295	77,724	(65,527)	112,062

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)	16,706	84,460	—	93,603
Income tax (benefit) provision	(2,964)	7,741	24,966	—	29,743
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041	59,076	—	(127,117)	—

NET INCOME	63,442	68,041	59,494	(127,117)	63,860
Net income attributed to noncontrolling interest	—	—	(418)	—	(418)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$63,442	$68,041	$59,076	$(127,117)	$63,442

COMPREHENSIVE INCOME	$49,795	$54,394	$48,164	$(102,140)	$50,213
Comprehensive income attributed to noncontrolling interest	—	—	(418)	—	(418)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$49,795	$54,394	$47,746	$(102,140)	$49,795

	Condensed Balance Sheets as of March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$205,687	$156,548	$—	$362,235
Restricted cash	—	100	624,160	—	624,260
Receivables, less allowance for credit losses	—	1,141,832	10,112,276	—	11,254,108
Retained interests in securitized receivables	—	5,272	4,997	(4,672)	5,597
Affiliated accounts and notes receivable	1,368,814	1,581,908	1,369,035	(4,303,540)	16,217
Equipment on operating leases, net	—	470,597	327,245	—	797,842
Equipment held for sale	—	26,467	5,649	—	32,116
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,782,619	—	(3,299,957)	—
Goodwill and intangible assets, net	—	85,844	35,408	—	121,252
Other assets	19,382	(18,120)	68,859	—	70,121

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$93,518	$4,242,214	$—	$4,335,732
Accounts payable and other accrued liabilities	29,211	1,782,604	795,772	(2,130,955)	476,632
Affiliated debt	—	1,786,288	911,002	(2,177,257)	520,033
Long-term debt	1,400,000	102,458	4,915,184	—	6,417,642

Total liabilities	1,429,211	3,764,868	10,864,172	(4,308,212)	11,750,039
Stockholder's equity	1,476,323	1,517,338	1,840,005	(3,299,957)	1,533,709

TOTAL	$2,905,534	$5,282,206	$12,704,177	$(7,608,169)	$13,283,748

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2013
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$—	$420,343	$(229,401)	$32,218	$223,160

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,621,374)	(4,267,662)	3,302,374	(4,586,662)
Collections of receivables	—	3,619,151	3,699,933	(3,302,047)	4,017,037
Decrease in restricted cash	—	—	100,435	—	100,435
Purchase of equipment on operating leases, net	—	(55,058)	(19,796)	—	(74,854)
Expenditures for property and equipment	—	(2)	—	—	(2)

Net cash from (used in) investing activities	—	(57,283)	(487,090)	327	(544,046)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	(360,382)	51,030	(32,545)	(341,897)
Net (decrease) increase in indebtedness	—	(53,992)	293,097	—	239,105

Net cash (used in) from financing activities	—	(414,374)	344,127	(32,545)	(102,792)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(51,314)	(372,364)	—	(423,678)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	257,001	528,912	—	785,913

End of period	$—	$205,687	$156,548	$—	$362,235

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$3,635	$54,604	$—	$58,239
Interest and other income from affiliates	—	40,252	85,774	(30,416)	95,610
Servicing fee income	—	18,813	59	(18,566)	306
Rental income on operating leases	—	20,422	12,646	—	33,068
Other income	—	6,282	9,758	—	16,040

Total revenues	—	89,404	162,841	(48,982)	203,263

EXPENSES
Interest expense:
Interest expense to third parties	9,884	842	44,416	—	55,142
Interest expense to affiliates	66	30,873	9,651	(30,416)	10,174

Total interest expense	9,950	31,715	54,067	(30,416)	65,316

Administrative and operating expenses:
Fees charged by affiliates	—	11,583	21,731	(18,566)	14,748
Provision for credit losses	—	(14,212)	14,834	—	622
Depreciation of equipment on operating leases	—	16,499	10,434	—	26,933
Other expenses (income)	—	8,772	(1,568)	—	7,204

Total operating expenses	—	22,642	45,431	(18,566)	49,507

Total expenses	9,950	54,357	99,498	(48,982)	114,823

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(9,950)	35,047	63,343	—	88,440
Income tax (benefit) provision	(3,899)	13,097	21,679	—	30,877
Equity in income of consolidated subsidiaries accounted for under the equity method	63,250	41,300	—	(104,550)	—

NET INCOME	57,199	63,250	41,664	(104,550)	57,563
Net income attributed to noncontrolling interest	—	—	(364)	—	(364)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$57,199	$63,250	$41,300	$(104,550)	$57,199

COMPREHENSIVE INCOME	$69,437	$75,488	$53,827	$(128,951)	$69,801
Comprehensive income attributed to noncontrolling interest	—	—	(364)	—	(364)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$69,437	$75,488	$53,463	$(128,951)	$69,437

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Three Months Ended March 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(59)	$8,227	$334,188	$5,909	$348,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(3,443,074)	(4,828,432)	3,952,440	(4,319,066)
Collections of receivables	—	3,620,584	4,046,775	(3,952,886)	3,714,473
Decrease in restricted cash	—	—	148,306	—	148,306
Purchase of equipment on operating leases, net	—	(129,304)	76,884	—	(52,420)
Other investing activities	—	(72)	—	—	(72)

Net cash from (used in) investing activities	—	48,134	(556,467)	(446)	(508,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	59	(223,219)	(18,869)	(5,463)	(247,492)
Net increase in indebtedness	—	24,683	25,941	—	50,624

Net cash from (used in) financing activities	59	(198,536)	7,072	(5,463)	(196,868)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(142,175)	(215,207)	—	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$164,033	$72,678	$—	$236,711

NOTE 14: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are 100%-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2012 and 2011 and for the three years ended December 31, 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$10,658	$229,999	$—	$240,657
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Servicing fee income	—	82,253	137	(81,450)	940
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	31,495	34,643	—	66,138

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
(Benefit) provision for credit losses	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax (benefit) provision	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Balance Sheets as of December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$257,001	$528,912	$—	$785,913
Restricted cash	—	100	727,086	—	727,186
Receivables, less allowance for credit losses	—	1,136,838	9,595,438	—	10,732,276
Retained interests in securitized receivables	—	5,368	8,248	(4,345)	9,271
Affiliated accounts and notes receivable	1,357,013	1,970,680	1,380,472	(4,612,786)	95,379
Equipment on operating leases, net	—	430,599	323,772	—	754,371
Equipment held for sale	—	39,455	7,195	—	46,650
Investments in consolidated subsidiaries accounted for under the equity method	1,462,859	1,740,138	—	(3,202,997)	—
Goodwill and intangible assets	—	86,095	36,130	—	122,225
Other assets	21,765	(14,998)	66,491	—	73,258

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$110,557	$4,119,680	$—	$4,230,237
Accounts payable and other accrued liabilities	15,194	1,791,778	1,112,745	(2,472,419)	447,298
Affiliated debt	—	2,146,670	862,074	(2,144,712)	864,032
Long-term debt	1,400,000	139,412	4,782,139	—	6,321,551

Total liabilities	1,415,194	4,188,417	10,876,638	(4,617,131)	11,863,118
Stockholder's equity	1,426,443	1,462,859	1,797,106	(3,202,997)	1,483,411

TOTAL	$2,841,637	$5,651,276	$12,673,744	$(7,820,128)	$13,346,529

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net increase (decrease) in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$257,001	$528,912	$—	$785,913

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Administrative and operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total administrative and operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
Stockholder's equity	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash (used in) from investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Administrative and operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total administrative and operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Cash Flows for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal)of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of period	—	154,248	243,767	—	398,015

End of period	$—	$200,287	$220,505	$—	$420,792